Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2019
Liquidity Risk Tables Abstract
Contractual maturities of financial liabilities

In Thousands of US Dollars
Description	Carrying Amount	Less than 1 year	1 year to 5 years
Trade accounts payable and accrued liabilities
December 31, 2019	$1,894	$1,894	$-
December 31, 2018	$1,075	$1,075	$–